Business Acquisitions, Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Jan. 03, 2016
Business Combinations [Abstract]
Purchase Price Goodwill Acquired and Intangible Assets Acquired for the Acquisitions
The following tables show the purchase price (net of cash acquired), goodwill acquired and intangible assets acquired for the acquisitions made in 2015 and 2014 (in millions):

	2015
Name	Acquisition Date	Cash Paid (a)	Goodwill Acquired	Acquired Intangible Assets
Bowtech	February 2, 2015	$18.9	$7.0	$4.3
ICM	June 5, 2015	21.8	19.2	5.8
Purchase of remaining interest of Optech	April 29, 2015	22.0	—	—
Other investments		4.0	1.4	0.9
		$66.7	$27.6	$11.0
(a) net of any cash acquired.

	2014
Name	Acquisition Date	Cash Paid (a)	Goodwill Acquired	Acquired Intangible Assets
Photon	March 30, 2014	$2.9	$1.4	$1.5
Atlas	August 17, 2014	5.2	3.6	0.8
Bolt	November 18, 2014	171.0	128.8	41.5
Oceanscience	October 22, 2014	14.7	9.0	4.4
Other investments		2.0	—	—
		$195.8	$142.8	$48.2
(a) net of any cash acquired.

Estimated fair values allocated to the assets acquired and liabilities assumed (in millions):	2015	2014
Current assets, excluding cash acquired	$8.5	$34.0
Property, plant and equipment	9.8	8.7
Goodwill	27.6	142.8
Other acquired intangible assets	11.0	48.2
Other long-term assets	1.9	5.3
Total assets acquired	58.8	239.0
Current liabilities	(5.1)	(26.0)
Long-term liabilities	(9.0)	(17.2)
Total liabilities assumed	(14.1)	(43.2)
Noncontrolling interests (a)	22.0	—
Cash paid, net of cash acquired	$66.7	$195.8
(a) relates to the purchase of the remaining interest in Optech.

Estimated Fair Values of the Assets Acquired and Liabilities

Estimated fair values allocated to the assets acquired and liabilities assumed (in millions):	2015	2014
Current assets, excluding cash acquired	$8.5	$34.0
Property, plant and equipment	9.8	8.7
Goodwill	27.6	142.8
Other acquired intangible assets	11.0	48.2
Other long-term assets	1.9	5.3
Total assets acquired	58.8	239.0
Current liabilities	(5.1)	(26.0)
Long-term liabilities	(9.0)	(17.2)
Total liabilities assumed	(14.1)	(43.2)
Noncontrolling interests (a)	22.0	—
Cash paid, net of cash acquired	$66.7	$195.8
(a) relates to the purchase of the remaining interest in Optech.

Acquired Intangible Assets
The following table is a summary at the acquisition date of the acquired intangible assets and weighted average useful life in years for the acquisitions made in 2015 and 2014 (dollars in millions):

	2015		2014
Intangibles subject to amortization:	Intangible Assets	Weighted average useful life in years	Intangible Assets	Weighted average useful life in years
Proprietary technology	$5.7	9.9	$18.4	11.0
Customer list/relationships	3.0	8.3	21.4	11.3
Backlog	—	n/a	0.8	0.3
Total intangibles subject to amortization	8.7	9.4	40.6	11.0

Intangibles not subject to amortization:
Trademarks	2.3	n/a	7.6	n/a
Total intangibles not subject to amortization	2.3	n/a	7.6	n/a
Total acquired intangible assets	$11.0	n/a	$48.2	n/a

Goodwill	$27.6	n/a	$142.8	n/a

Summary of Changes in the Carrying Value of Goodwill

Goodwill (in millions):	Instrumentation	Digital Imaging	Aerospace and Defense Electronics	Engineered Systems	Total
Balance at December 29, 2013	$549.5	$318.5	$145.6	$24.2	$1,037.8
Current year acquisitions	142.8	—	—	—	142.8
Foreign currency changes	(12.2)	(16.3)	(1.1)	(0.4)	(30.0)
Balance at December 28, 2014	680.1	$302.2	$144.5	$23.8	$1,150.6
Current and prior year acquisitions (a)	11.8	19.2	—	—	31.0
Foreign currency changes	(11.1)	(28.9)	(1.0)	(0.4)	(41.4)
Balance at January 3, 2016	$680.8	$292.5	$143.5	$23.4	$1,140.2

(a) Includes $3.4 million related to the completion of the Bolt purchase price allocation in 2015.

Summary of Carrying Value of Other Acquired Intangible Assets

	2015			2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other acquired intangible assets (in millions):
Proprietary technology	$198.6	$114.2	$84.4	$202.8	$99.7	$103.1
Customer list/relationships	114.3	58.8	55.5	117.6	51.0	66.6
Patents	0.7	0.6	0.1	0.7	0.6	0.1
Non-compete agreements	0.9	0.9	—	0.9	0.9	—
Trademarks	3.4	2.1	1.3	3.4	1.9	1.5
Backlog	12.5	12.5	—	13.2	12.7	0.5
Other acquired intangible assets subject to amortization	330.4	189.1	141.3	338.6	166.8	171.8
Other acquired intangible assets not subject to amortization
Trademarks	102.0	—	102.0	105.8	—	105.8
Total other acquired intangible assets:	$432.4	$189.1	$243.3	$444.4	$166.8	$277.6

Estimated Remaining Useful Lives by Asset Category
The estimated remaining useful lives by asset category as of January 3, 2016, are as follows:

Intangibles subject to amortization	Weighted average remaining useful life in years
Proprietary technology	4.9
Customer list/relationships	5.4
Patents	5.3
Trademarks	8.0
Total intangibles subject to amortization	5.1